Retirement and Share-based Compensation Plans	12 Months Ended
Dec. 31, 2022
Share-Based Payment Arrangement [Abstract]
Retirement and Share-based Compensation Plans	Retirement and Share-based Compensation Plans
We have adopted a contributory defined contribution plan which is qualified under Section 401(k) of the Internal Revenue Code. The plan covers substantially all of our full-time employees subject to minimum eligibility requirements. Employees can contribute a percentage of their annual salary (up to a maximum annual contribution of $20,500 in 2022, $19,500 in 2021 and $19,500 in 2020) to the plan. We contribute an additional amount, subject to limitations, based on the voluntary contribution of the employee. Further, the plan provides for additional employer contributions based on the discretion of the Board of Directors. Plan contributions charged to expense were $3.3 million, $2.7 million and $2.4 million for the years ended December 31, 2022, 2021 and 2020, respectively.
The following table summarizes compensation expense recognized for employees and directors as a result of share-based compensation:

	Year Ended December 31,
	2022	2021	2020
	(Dollars in thousands)
ESOP	$4,152	$3,377	$2,908
Employee Incentive Plans	14,454	22,886	7,855
Director Equity Plans	1,053	1,262	1,056
	$19,659	$27,525	$11,819
ESOP
The principal purpose of the American Equity Investment Employee Stock Ownership Plan ("ESOP") is to provide each eligible employee with an equity interest in us. Employees become eligible once they have completed a minimum of six months of service. Employees become 100% vested after two years of service. Our contribution to the ESOP is determined by the Board of Directors.
Employee Incentive Plans
During 2020, the 2016 Employee Incentive Plan ("2016 Plan") was amended and renamed the American Equity Investment Life Holding Company Amended and Restated Equity Incentive Plan ("Amended Plan"). The Amended Plan increased the number of shares of Common stock reserved for issuance by 3,000,000 shares to 5,500,000 shares of our Common stock which may be issued in the form of grants of options, stock appreciation rights, restricted stock awards and restricted stock units. In addition, the Amended Plan allows for awards to be granted to members of the Board of Directors of the Company.
At December 31, 2022, we had 776,516 shares of common stock available for future grant under the Amended Plan.
We have a long-term performance incentive plan under which certain members of our management team are granted performance-based restricted stock units pursuant to the Amended Plan or the 2016 Plan. During 2022, 2021 and 2020, we granted 229,880, 186,091 and 217,781 restricted stock units under these plans, respectively. For the 2022 and 2021 grants, vesting is tied to threshold, target and maximum performance goals for the three year periods ending December 31, 2024 and December 31, 2023, respectively. Fifty percent of the restricted stock units will vest if we meet threshold goals, 100% of the restricted stock units will vest if we meet target performance goals and 200% of the restricted stock units will vest if we meet maximum performance goals. For the 2020 grant, vesting is tied to threshold, target and maximum performance goals for the three year period ending December 31, 2022. Fifty percent of the restricted stock units will vest if we meet threshold goals, 100% of the restricted stock units will vest if we meet target performance goals and 150% of the restricted stock units will vest if we meet maximum performance goals. Compensation expense is recognized over the three year vesting period based on the likelihood of meeting threshold, target and maximum goals. Restricted stock units that ultimately vest are payable in an equal number of shares of our common stock. Restricted stock units are accounted for as equity awards and the estimated fair value of restricted stock units is based upon the closing price of our common stock on the date of grant.
During 2022, 2021 and 2020 we granted 159,494, 199,597 and 133,429, respectively, time-based restricted stock units to employees under the Amended Plan or the 2016 Plan. These grants vest one to three years following the grant date provided the participant remains employed with us. Shares will vest early upon an employee reaching 65 years of age with 10 years of service with us. Compensation expense is recognized over the vesting period. Restricted stock units that ultimately vest are payable in an equal number of shares of our common stock. Restricted stock units are accounted for as equity awards and the estimated fair value of restricted stock units is based upon the closing price of our common stock on the date of grant.
During 2022, 2021 and 2020, we granted 0, 391,553 and 105,809, respectively, options to employees under the Amended Plan or the 2016 Plan at an exercise price equal to the fair market value of our common stock on the date of grant. These options vest over a period of one to five years and expire 10 years after the grant date. Compensation expense is recognized over the vesting period.
During 2022, a strategic incentive award was approved under the Amended Plan in which the Chief Executive Officer has the opportunity to earn the value of up to 1.2 million shares of AEL common stock based upon attainment of specified significant sustained increases in AEL's common stock price on or before December 31, 2027. The award has four tranches with a share value objective for each tranche based on AEL's 30-day volume weighted average common stock price. Fifty percent of each tranche is paid in shares of AEL common stock, subject to a stay requirement up to 2 years, and fifty percent of each tranche is paid in cash upon attainment of the share value objective. The portion of the award payable in shares is accounted for as an equity award, and the portion of the award payable in cash is accounted for as a liability award. The fair value of both the equity award and liability award were calculated using a Monte Carlo simulation. Compensation expense is recognized over a service period which is the longer of the stay requirement, where applicable, or a derived service period calculated using a Monte Carlo simulation. There was $4.2 million of compensation expense recognized for the year ended December 31, 2022 for this award.
During 2021 and 2020, we granted 855,052 and 709,958 performance-based options ("Performance Options") to employees under the Amended Plan at an exercise price equal to the fair market value of our common stock on the date of grant. These Performance Options vest based upon the timing of meeting the market condition of a 30-day volume weighted average common stock price of $37.00 per common share. Fifty percent of the Performance Options granted vest upon the later of: (i) the market condition noted above being met; and (ii) the one year anniversary of the Grant Date. The remaining fifty percent of the Performance Options granted vest on the one year anniversary of the vesting of the initial fifty percent of the Performance Options. The market condition for these performance options was met on January 4, 2022. Compensation expense for the Performance Options is recognized over the requisite service period.
Director Equity Plans
During 2022, 2021 and 2020, we issued 32,409, 39,273 and 51,450 shares of common stock under the Amended Plan to our Directors, all of which are restricted stock, and which vest on the earlier of the next annual meeting date or one year from the grant date provided the individual remains a Director during that time period.
Changes in the number of stock options granted to employees outstanding during the years ended December 31, 2022, 2021 and 2020 are as follows:

	Number of Shares	Weighted-Average Exercise Price per Share	Total Exercise Price
	(Dollars in thousands, except per share data)
Outstanding at January 1, 2020	828,913	$19.91	$16,506
Granted	815,767	26.70	21,778
Canceled	(31,200)	21.50	(670)
Exercised	(355,563)	16.98	(6,038)
Outstanding at December 31, 2020	1,257,917	25.10	31,576
Granted	1,246,605	29.15	36,336
Canceled	(146,803)	25.44	(3,735)
Exercised	(295,000)	22.88	(6,749)
Outstanding at December 31, 2021	2,062,719	27.84	57,428
Granted	—	—	—
Canceled	(102,143)	27.49	(2,808)
Exercised	(173,782)	24.59	(4,273)
Outstanding at December 31, 2022	1,786,794	28.18	$50,347
The following table summarizes information about stock options outstanding at December 31, 2022:

	Stock Options Outstanding			Stock Options Vested
Range of Exercise Prices	Number of Awards	Remaining Life (yrs)	Weighted-Average Exercise Price Per Share	Number of Awards	Remaining Life (yrs)	Weighted-Average Exercise Price Per Share
$21.89 - $26.72	375,820	7.83	$26.07	126,224	8.01	$26.72
$27.05 - $32.58	1,410,974	8.10	28.74	606,322	8.09	28.71
$21.89 - $32.58	1,786,794	8.05	28.18	732,546	8.08	28.37
The aggregate intrinsic value for stock options outstanding and vested awards was $31.2 million and $12.6 million, respectively, at December 31, 2022. For the years ended December 31, 2022, 2021 and 2020, the total intrinsic value of options exercised by officers, directors and employees was $3.7 million, $1.2 million and $2.2 million, respectively. Intrinsic value for stock options is calculated as the difference between the exercise price of the underlying awards and the price of our common stock as of the reporting date. Cash received from stock options exercised for the years ended December 31, 2022, 2021 and 2020 was $4.3 million, $6.7 million and $6.0 million, respectively.
During 2022, a new incentive plan was approved under which certain members of management are awarded an initial cash grant that can accumulate additional value based on the performance of certain private asset investments during the vesting period. The cash grant cliff vests after three years. Plan participants must remain employed during the three-year vesting period to earn the award. The award may continue to grow in value subsequent to the three-year vesting period, assuming the plan participant remains employed by the Company. Plan participants can elect either a lump sum cash payout or annual cash installments over time (up to 15 years). There was $6.7 million of compensation expense recognized for the year ended December 31, 2022 for these awards.